Income Taxes - Components of Pretax Income (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Tax Disclosure [Abstract]
United States	$ (474)	$ (593)	$ (342)
International	2,850	2,793	1,973
Income before income taxes	$ 2,376	$ 2,200	$ 1,631